Net interest income	6 Months Ended
Jun. 30, 2024
Disclosure Net Interest Income [Line Items]
Net interest income
Note 4

Net interest income

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Interest income from loans and deposits
1
6,070 5,438 4,804 11,508 8,949
Interest income from securities financing transactions measured at amortized cost
2
1,008 988 833 1,996 1,599
Interest income from other financial instruments measured

at amortized cost
320 323 276 643 535
Interest income from debt instruments measured at fair

value through other comprehensive income
26 27 26 54 48
Interest income from derivative instruments designated as cash flow hedges

(532) (537) (457) (1,069) (833)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 6,892 6,240 5,483 13,132 10,298
Interest expense on loans and deposits
3
5,453 4,836 3,452 10,289 6,361
Interest expense on securities financing transactions measured at amortized cost
4
499 407 474 906 839
Interest expense on debt issued 1,099 787 656 1,886 1,211
Interest expense on lease liabilities 29 22 25 51 50
Total interest expense from financial instruments measured at amortized cost 7,080 6,052 4,607 13,132 8,461
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income (188) 188 876 (1) 1,837
Net interest income from financial instruments measured at fair value through profit or loss and other
910 618 430 1,528 856
Total net interest income 722 806 1,305 1,528 2,694
1 Consists of

interest income from

cash and balances

at central banks,

amounts due from

banks, and

cash collateral receivable

s

on derivative

instruments, as

well as negative

interest on amounts

due to banks,
customer deposits, and

cash collateral payables

on derivative instruments.

2 Includes interest

income on receivables

from securities financing

transactions and negative

interest, including fees,

on payables from
securities financing transactions.

3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, and funding from UBS Group AG, as well as negative interest on cash and balances at central banks, amounts due from banks, and cash collateral receivables on derivative instruments.

4 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.